UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/06

FORM N-Q
Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
December 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--154.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--5.3%
Houston County Health Care
Authority (Insured; AMBAC)	6.25	10/1/09	8,000,000 a	8,620,080
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/18	16,000,000	17,256,960
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/22	4,000,000	4,369,800
Alaska--.7%
Alaska Housing Finance Corp.
(Insured; MBIA)	6.00	6/1/49	4,000,000	4,172,840
Arizona--3.7%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.10	10/1/22	3,000,000 b	3,008,220
Maricopa County Pollution Control
Corp., PCR (Public Service Co.
of New Mexico Palo Verde
Project)	5.75	11/1/22	6,000,000	6,068,400
Navajo County Industrial
Development Authority, IDR
(Stone Container Corp. Project)	7.40	4/1/26	1,585,000	1,624,625
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.80	12/1/11	6,000,000 a	6,610,740
Tucson,
Water System Revenue (Insured;
FGIC)	5.00	7/1/12	3,500,000 a	3,734,640
Arkansas--1.6%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,675,000	2,730,319
Little Rock School District
(Insured; FSA)	5.25	2/1/10	6,000,000 a	6,271,020
California--8.4%
California,
GO	4.75	9/1/28	5,000,000	5,150,250
California,
GO	5.25	4/1/34	5,000,000	5,355,100
California,
GO (Various Purpose)	5.50	4/1/28	3,565,000	3,996,329
California,
GO (Various Purpose)	5.00	2/1/33	10,000,000	10,445,200
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill Co.
Project)	6.88	11/1/27	2,000,000	2,012,920
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	2,000,000	2,174,240

Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/21	1,590,000	1,602,100
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.80	6/1/42	8,100,000	9,889,857
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.90	6/1/42	2,000,000	2,453,220
State Public Works Board of
California, LR Department of
General Services (Butterfield
State Office Complex)	5.25	6/1/30	5,000,000	5,356,200
Colorado--6.4%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000	2,141,660
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	2,100,000	2,197,923
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	7,135,000	7,381,157
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	10,750,000	11,286,963
Regional Transportation District,
Sales Tax Revenue (FasTracks
Project) (Insured; AMBAC)	4.50	11/1/32	8,185,000	8,213,648
Salida Hospital District,
HR	5.25	10/1/36	3,500,000	3,567,970
Southlands Metropolitan District
Number 1, GO	7.13	12/1/34	2,000,000	2,219,200
Florida--4.2%
Deltona,
Utilities System Revenue
(Insured; MBIA)	5.13	10/1/27	6,000,000	6,350,220
Florida Housing Finance Corp.,
Housing Revenue (Nelson Park
Apartments) (Insured; FSA)	6.40	3/1/40	5,000	5,281
Florida Housing Finance Corp.,
Housing Revenue (Nelson Park
Apartments) (Insured; FSA)	9.50	3/1/40	8,250,000 c,d	8,944,733
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	45,000 a	48,159
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,955,000	2,070,032
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	1,000,000	1,103,390
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/29	5,470,000	5,742,570
Georgia--2.2%
Augusta,
Water and Sewer Revenue
(Insured; FSA)	5.25	10/1/39	3,000,000	3,238,410

Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,908,925
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/13	2,090,000	2,295,572
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/33	2,000,000	2,203,480
Hawaii--.4%
Hawaii Department of
Transportation, Special
Facilities Revenue (Caterair
International Corp. Project)	10.13	12/1/10	2,400,000	2,407,608
Idaho--.6%
Power County Industrial
Development Corp., SWDR (FMC
Corp. Project)	6.45	8/1/32	3,250,000	3,460,178
Illinois--12.2%
Cary,
Special Service Area Number
One, Special Tax Bonds
(Insured; Radian)	5.00	3/1/30	1,950,000	2,021,740
Chicago
(Insured; FGIC)	6.13	7/1/10	14,565,000 a	15,864,344
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	2,990,000	3,015,086
Chicago,
Wastewater Transmission
Revenue (Insured; MBIA)	6.00	1/1/10	3,000,000 a	3,222,750
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	6,500,000	6,696,950
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	5,000,000	5,230,300
Illinois Educational Facilities
Authority, Revenue (University
of Chicago) (Insured; MBIA)	5.13	7/1/08	5,000 a	5,163
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	4,020,000 a	4,367,449
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,730,000 a	8,356,826
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	4,960,000 a	5,449,651
Illinois Housing Development
Authority, Homeowner Mortgage
Revenue	5.10	8/1/31	5,555,000	5,773,867
Lombard Public Facilities Corp.,
Conference Center and First
Tier Hotel Revenue	7.13	1/1/36	3,500,000	3,765,335

Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion) (Insured; MBIA)	5.25	6/15/42	5,325,000	5,702,276
Indiana--2.1%
Franklin Township School Building
Corp., First Mortgage	6.13	7/15/10	6,500,000 a	7,142,265
Indiana Housing Finance Authority,
SFMR	5.95	1/1/29	720,000	731,347
Petersburg,
SWDR (Indianapolis Power and
Light Company Project)	6.38	11/1/29	4,150,000	4,503,497
Kansas--5.5%
Kansas Development Finance
Authority, Health Facilities
Revenue (Sisters of Charity of
Leavenworth Health Services
Corp.)	6.25	12/1/28	3,000,000	3,242,460
Kansas Development Finance
Authority, Revenue (Kansas Board
of Regents-Scientific Research and
Development Facilities Projects)
(Insured; AMBAC)	5.00	10/1/21	5,290,000	5,667,071
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.25	12/1/38	4,000,000	4,237,480
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.30	12/1/32	4,795,000	4,866,206
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	2,745,000	2,863,721
Wichita,
Hospital Facilities Improvement Revenue
(Via Christi Health System Inc.)	6.25	11/15/24	10,000,000	10,609,000
Kentucky--1.2%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000	2,120,620
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.25	11/20/25	2,370,000	2,576,640
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.38	11/20/35	1,805,000	1,972,630
Louisiana--.2%
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	1,405,000	1,407,571
Maine--.5%
Maine Housing Authority,
Mortgage Purchase	5.30	11/15/23	2,825,000	2,944,300

Maryland--2.3%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.75	9/1/37	2,500,000	2,685,300
Maryland Economic Development
Corp., Senior Student Housing
Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,500,000	4,515,750
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Project)	6.50	6/1/13	3,000,000 a	3,484,530
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Maryland
Institute College of Art Issue)	5.00	6/1/30	2,500,000	2,597,975
Massachusetts--2.4%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/15	1,800,000	2,203,398
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.75	7/1/32	5,000,000	5,417,600
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	6,000,000	6,231,600
Michigan--7.0%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	2,687,973
Detroit School District,
School Building and Site
Improvement (Insured; FGIC)	5.00	5/1/28	5,000,000	5,213,250
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	5,930,000	6,547,550
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	3,000,000	3,355,260
Michigan Hospital Finance
Authority, HR (Ascension
Health Credit)	6.13	11/15/09	5,000,000 a	5,389,250
Michigan Strategic Fund,
LOR (Detroit Edison Co. Exempt
Facilities Project) (Insured;
XLCA)	5.25	12/15/32	3,000,000	3,166,980
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	14,000,000	13,999,720
Minnesota--4.9%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	2,500,000	2,620,250

Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	4,999,094	5,346,531
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke's Hospital)	7.25	6/15/32	5,000,000	5,552,200
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	2,000,000	2,221,320
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	2,000,000	2,212,060
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	3,000,000 a	3,258,030
United Hospital District of Todd,
Morrison, Cass and Wadena
Counties, GO Health Care
Facilities Revenue (Lakewood
Health System)	5.13	12/1/24	1,500,000	1,567,935
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	5,000,000	5,484,150
Mississippi--3.3%
Clairborne County,
PCR (System Energy Resources,
Inc. Project)	6.20	2/1/26	4,545,000	4,564,453
Mississippi Business Finance
Corp., PCR (System Energy
Resources, Inc. Project)	5.88	4/1/22	14,310,000	14,311,717
Missouri--2.8%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000	2,084,220
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000	4,720,770
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	2,084,280
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	6,750,000 a	7,424,797
Montana--.2%
Montana Board of Housing,
SFMR	6.45	6/1/29	1,350,000	1,379,295
Nevada--2.8%
Clark County,
IDR (Nevada Power Co. Project)	5.60	10/1/30	3,000,000	3,000,270

Washoe County
(Reno-Sparks Convention
Center) (Insured; FSA)	6.40	1/1/10	12,000,000 a	12,930,960
New Hampshire--2.5%
New Hampshire Business Finance
Authority, PCR (Public Service
Co. of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000	7,331,380
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	6.00	10/1/24	1,000,000	1,101,120
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	5.75	10/1/31	1,000,000	1,068,300
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000	5,139,000
New Jersey--5.0%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/34	2,500,000	2,690,900
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	3,000,000	3,097,740
New Jersey Educational Facilities
Authority, Revenue (Ramapo
College of New Jersey Issue)
(Insured; AMBAC)	4.25	7/1/31	3,610,000	3,489,859
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/22	5,000,000	5,640,350
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.38	6/1/32	4,000,000	4,502,120
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/41	8,320,000	9,655,110
New Mexico--1.4%
Farmington,
PCR (Tucson Electric Power Co.
San Juan Project)	6.95	10/1/20	4,000,000	4,139,400
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	7.00	9/1/31	1,745,000	1,772,013
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	2,000,000	2,140,540
New York--8.5%
Long Island Power Authority,
Electric System General Revenue
(Insured; FSA)	5.43	12/1/16	20,000,000 c,d	20,638,300
New York City	5.00	8/1/28	10,000,000	10,589,300

New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	3,000,000	3,194,790
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	2,800,000	3,518,256
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)
(Insured; AMBAC)	5.25	6/1/21	5,000,000	5,363,900
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000	5,571,515
North Carolina--1.8%
Gaston County Industrial
Facilities and Pollution
Control Financing Authority,
Exempt Facilities Revenue
(National Gypsum Co. Project)	5.75	8/1/35	3,000,000	3,216,750
North Carolina Capital Facilities
Finance Agency, Revenue (Duke
University Project)	4.50	10/1/40	7,470,000	7,411,809
North Dakota--.2%
North Dakota Housing Finance
Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	955,000	973,785
Ohio--7.0%
Butler County,
Hospital Facilities Revenue
(Cincinnati Children's
Hospital Medical Center
Project) (Insured; FGIC)	5.00	5/15/31	5,000,000	5,305,200
Canal Winchester Local School
District (Insured; MBIA)	0.00	12/1/29	3,955,000	1,448,598
Canal Winchester Local School
District (Insured; MBIA)	0.00	12/1/31	3,955,000	1,323,857
Cincinnati,
Water System Revenue	5.00	6/1/11	2,800,000 a	2,953,580
Cleveland State University,
General Receipts (Insured;
FGIC)	5.00	6/1/34	5,000,000	5,273,850
Cuyahoga County,
Revenue	6.00	1/1/32	750,000	831,097
Ohio Air Quality Development
Authority, PCR (Cleveland
Electric Illuminating Co.
Project) (Insured; ACA)	6.10	8/1/20	3,000,000	3,088,530
Ohio Water Development Authority,
Pollution Control Facilities
Revenue (Cleveland Electric
Illuminating Co. Project)
(Insured; ACA)	6.10	8/1/20	4,350,000	4,478,369
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	3,900,000	4,113,330
Trotwood-Madison City School
District, School Improvement
(Insured; FGIC)	5.00	12/1/12	10,495,000 a	11,246,022

Oklahoma--2.6%
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program)	7.55	9/1/28	1,185,000	1,205,749
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program) (Collateralized: FNMA
and GNMA)	7.55	9/1/27	1,035,000	1,066,298
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	5,160,000 a	5,487,196
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/29	7,070,000	7,451,709
Pennsylvania--4.7%
Abington School District
(Insured; FSA)	5.13	10/1/34	4,085,000	4,357,143
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority)	6.67	6/1/31	9,310,000 c,d	9,735,793
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	2,500,000	2,748,725
Philadelphia Authority for
Industrial Development,
Revenue (Please Touch Museum
Project)	5.25	9/1/31	2,500,000	2,630,550
Philadelphia Authority for
Industrial Development,
Revenue (Please Touch Museum
Project)	5.25	9/1/36	2,500,000	2,618,600
State Public School Building
Authority, School LR (School
District of Philadelphia
Project) (Insured; FSA)	4.50	6/1/36	5,000,000	4,971,550
South Carolina--4.8%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	5,000 a	5,513
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	6.82	12/1/28	20,020,000 c,d	22,075,654
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	5,000,000	5,362,650
Tennessee--3.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/25	5,000,000	5,859,200

Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/33	3,000,000	3,505,830
Memphis Center City Revenue
Finance Corp., Sports Facility
Revenue (Memphis Redbirds
Baseball Foundation Project)	6.50	9/1/28	10,000,000	10,010,000
Texas--14.2%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	7.50	12/1/29	7,500,000	7,650,000
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	4,000,000 a	4,437,760
Brazos River Authority,
PCR (TXU Energy Co. LLC
Project)	6.75	10/1/38	1,650,000	1,857,273
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.
Revenue (American Airlines,
Inc.)	6.38	5/1/35	10,630,000	10,968,565
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	6,000,000	6,200,040
Harris County Health Facilities
Development Corp., HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	8,500,000 a	9,484,300
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/29	5,125,000	5,519,522
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	3,800,000	4,109,700
Sabine River Authority,
PCR (TXU Electric Co. Project)	6.45	6/1/21	11,300,000	12,155,297
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.75	10/1/21	6,000,000	6,558,840
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	9.71	7/2/24	1,150,000 e	1,215,654
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000	7,768,891
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.75	11/1/25	3,000,000	3,029,100

Vermont--.2%
Vermont Housing Finance Agency,
Single Family Housing
(Insured; FSA)	6.40	11/1/30	1,035,000	1,042,825
Virginia--2.1%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project)	6.25	6/15/10	10,500,000 a	11,460,015
Industrial Development Authority
of Pittsylvania County, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	800,000	837,840
Washington--2.2%
Seattle,
Water System Revenue (Insured;
FGIC)	6.00	7/1/09	10,000,000 a	10,672,700
Washington Health Care Facilities
Authority, Revenue (Kadlec
Medical Center) (Insured;
Assured Guaranty)	5.00	12/1/30	2,000,000	2,106,260
West Virginia--2.9%
Braxton County,
SWDR (Weyerhaeuser Co. Project)	6.13	4/1/26	14,000,000	14,502,600
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000	2,447,753
Wisconsin--8.1%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	6.78	6/1/27	12,480,000 c,d	13,483,018
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	22,995,000	25,980,211
Madison,
IDR (Madison Gas and Electric
Co. Projects)	5.88	10/1/34	2,390,000	2,580,124
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,465,400
Wyoming--.8%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	4,500,000	4,783,770
U.S. Related--1.4%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	20,000,000	719,200
Guam Housing Corp.,
SFMR (Collateralized; FHLMC)	5.75	9/1/31	965,000	1,053,838
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	6,000,000 a	6,511,860
Total Long-Term Municipal Investments
(cost $835,443,578)				890,309,244
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.0%	Rate (%)	Date	Amount ($)	Value ($)

Florida;
Gainesville,
Utilities System Revenue
(Liquidity Facility; SunTrust
Bank)
(cost $200,000)		3.95	1/1/07 200,000 [f]	200,000
Total Investments (cost $835,643,578)			154.7%	890,509,244
Liabilities, Less Cash and Receivables			(5.2%)	(29,709,112)
Preferred Stock, at redemption value			(49.5%)	(285,000,000)
Net Assets Applicable
to Common Shareholders			100.0%	575,800,132

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Collateral for floating rate borrowings.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $74,877,498 or 13.0% of net assets applicable to Common Shareholders.
e	Inverse floater security--the interest rate is subject to change periodically.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA State of New York Mortgage Agency		SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.
By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 14, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)